CONVERTIBLE NOTES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Convertible note	$ 220,139	$ 214,375
Convertible note current portion	0	0
Convertible note non-current portion	220,139	214,375
Lifschultz Enterprise Company LLC
Convertible note	$ 220,139	$ 214,375